Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Intangible Assets Net Excluding Goodwill Abstract
Intangible Assets

7.    Intangible Assets

Intangible assets are comprised of the following items:

		June 30, 2019			December 31, 2018
	Weighted Average Amortization Period (in years)	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
Customer relationships	16	$135,147	$2,849	$132,298	$—	$—	$—
Developed technology	10	7,027	234	6,793	—	—	—
Website	3	4,231	2,772	1,459	3,755	2,253	1,502
Alef license	2	4,086	—	4,086	2,984	—	2,984
Supply contract	3	2,368	—	2,368	—	—	—
Cultivation license	Indefinite	10,617	—	10,617	—	—	—
Trademarks	Indefinite	54,996	—	54,996	—	—	—
Rights under ABG Profit Participation Arrangement	Indefinite	119,366	—	119,366	—	—	—

Total		$337,838	$5,855	$331,983	$6,739	$2,253	$4,486

The net carrying value of intangible assets not yet available for use as of June 30, 2019 was $6,454 (December 31, 2018 – $3,027). At June 30, 2019, this consisted of the Alef license and supply contract arising from the acquisition of Natura.

Intangible asset additions for six months ended June 30, 2019 primarily related to customer relationships, developed technology and trademarks as part of the acquisition of Manitoba Harvest as well as cultivation license and supply contract as part of the acquisition of Natura. Refer to Note 15 for details. Moreover, indefinite-lived rights under the ABG Profit Participation Arrangement were acquired in the first quarter of 2019. Refer to Note 14 for details.

The amortization expense for the next five years on intangibles assets in use are as follows: remaining in 2019 – $5,080; 2020 – $9,964; 2021 – $9,306; 2022 – $9,229; 2023 – $9,205, and thereafter – $97,766.

7. Intangible Assets

Intangible assets are comprised of the following items:

		December 31,
		2018			2017
	Weighted Average Amortization Period (in years)	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
Amortizing intangible assets:
Website	3	$3,755	$2,253	$1,502	$2,813	$1,879	$934

Total		3,755	2,253	1,502	2,813	1,879	934

Other intangible assets:
Alef license	—	2,984	—	2,984	—	—	—

Total		2,984	—	2,984	—	—	—

Total intangible assets		$6,739	$2,253	$4,486	$2,813	$1,879	$934

The net carrying value of intangible assets as of December 31, 2018 includes $43 (December 31, 2017 – $381) of intangible assets under construction, relating to expenditures incurred to develop additional functionalities for the patient portal.

Intangible asset additions in 2018 included a licence acquired as part of the Alef acquisition. The value of the license is $2,984. Refer to Note 16 for detail description.

The amortization expense for the next five years on intangibles assets in use are as follows: 2019 – $731; 2020 – $431; 2021 – $340; and thereafter – nil.